19. Restrictions on Cash and Due From Banks (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Contracted balances with other correspondent banks	$ 462,500	$ 462,500
Balance to avoid monthly charges on the Company current federal funds liquidity line	$ 262,500	$ 262,500